Share-Based Compensation - Schedule of RSU Activity (Details) - Unvested restricted stock units [Member] - Heliogen, Inc. [Member]	3 Months Ended
Mar. 31, 2025 $ / shares shares
Schedule of RSU Activity [Line Items]
Number of Shares, Unvested beginning balance | shares	458,495
Weighted Average Grant Date Fair Value, Unvested beginning balance | $ / shares	$ 11.97
Number of Shares, Vested | shares	(31,205)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 30.77
Number of Shares, Forfeited | shares	(64,699)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 9.45
Number of Shares, Unvested, ending balance | shares	362,591
Weighted Average Grant Date Fair Value, Unvested, ending balance | $ / shares	$ 10.8